Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
Jun. 30, 2016 shares
Statement of Cash Flows [Abstract]
Conversion of debt to ordinary shares	1,593,538
Warrants allocated to warrant liabilities from additional paid-in capital	112,500